Performance Management	Apr. 30, 2026
FRANKLIN GROWTH OPPORTUNITIES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	33.26%
Worst Quarter:	2022, Q2	-24.36%

As of June 30, 2026, the Fund’s year-to-date return was 10.83%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN GROWTH OPPORTUNITIES FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell 3000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 3000® Growth Index
Russell 3000® Growth Index | Average Annual Return, Percent		18.15%	14.59%	17.59%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		2.03%	5.78%	12.29%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		(1.95%)	3.23%	9.98%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.08%	4.24%	9.67%
CLASS C | Average Annual Return, Percent		6.38%	6.18%	12.08%
CLASS R | Average Annual Return, Percent		7.71%	6.71%	12.64%
Class R6 | Average Annual Return, Percent		8.34%	7.34%	13.33%
ADVISOR CLASS | Average Annual Return, Percent		8.24%	7.25%	13.20%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN GROWTH OPPORTUNITIES FUND | CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s year-to-date return was 10.83%.
Bar Chart, Year to Date Return	10.83%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	33.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.36%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FRANKLIN SMALL CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	42.55%
Worst Quarter:	2020, Q1	-26.12%

As of June 30, 2026, the Fund’s year-to-date return was 16.62%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN SMALL CAP GROWTH FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell 2000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 2000® Growth Index
Russell 2000® Growth Index | Average Annual Return, Percent		13.01%	3.18%	9.57%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		1.59%	0.67%	9.48%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		(0.33%)	(0.62%)	7.75%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.38%	0.36%	7.35%
CLASS C | Average Annual Return, Percent		5.77%	1.07%	9.30%
CLASS R | Average Annual Return, Percent		7.24%	1.56%	9.83%
Class R6 | Average Annual Return, Percent		7.92%	2.21%	10.57%
ADVISOR CLASS | Average Annual Return, Percent		7.75%	2.06%	10.38%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN SMALL CAP GROWTH FUND | CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s year-to-date return was 16.62%.
Bar Chart, Year to Date Return	16.62%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	42.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN SMALL-MID CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	41.37%
Worst Quarter:	2022, Q2	-23.07%

As of June 30, 2026, the Fund’s year-to-date return was 10.02%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN SMALL-MID CAP GROWTH FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell Midcap Growth Index | Average Annual Return, Label [Optional Text]	Russell Midcap Growth Index
Russell Midcap Growth Index | Average Annual Return, Percent		8.66%	6.65%	12.49%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		(2.91%)	0.04%	9.56%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		(4.62%)	(1.35%)	7.44%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		(0.46%)	(0.10%)	7.30%
CLASS C | Average Annual Return, Percent		1.13%	0.42%	9.36%
CLASS R | Average Annual Return, Percent		2.50%	0.94%	9.92%
Class R6 | Average Annual Return, Percent		3.11%	1.54%	10.62%
ADVISOR CLASS | Average Annual Return, Percent		3.00%	1.43%	10.45%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN SMALL-MID CAP GROWTH FUND | CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s year-to-date return was 10.02%.
Bar Chart, Year to Date Return	10.02%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	41.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.07%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2025, Q3	29.50%
Worst Quarter:	2016, Q1	-24.51%

As of June 30, 2026, the Fund’s year-to-date return was 19.47%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN BIOTECHNOLOGY DISCOVERY FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
NASDAQ Biotechnology Index | Average Annual Return, Label [Optional Text]	NASDAQ Biotechnology Index
NASDAQ Biotechnology Index | Average Annual Return, Percent		32.40%	3.70%	4.89%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		43.92%	4.96%	6.35%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		40.17%	3.19%	4.51%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		27.96%	3.37%	4.45%
Class C | Average Annual Return, Percent		50.17%	5.39%	6.17%
Class R6 | Average Annual Return, Percent		52.85%	6.55%	7.36%
ADVISOR CLASS | Average Annual Return, Percent		52.68%	6.42%	7.22%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND | CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s year-to-date return was 19.47%.
Bar Chart, Year to Date Return	19.47%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.50%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.51%)
Lowest Quarterly Return, Date	Mar. 31, 2016
FRANKLIN NATURAL RESOURCES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	35.83%
Worst Quarter:	2020, Q1	-51.47%

As of June 30, 2026, the Fund’s year-to-date return was 15.08%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN NATURAL RESOURCES FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
S&P North American Natural Resources Sector Index | Average Annual Return, Label [Optional Text]	S&P North American Natural Resources Sector Index
S&P North American Natural Resources Sector Index | Average Annual Return, Percent		21.11%	20.56%	9.75%
S&P Global Natural Resources Index | Average Annual Return, Label [Optional Text]	S&P Global Natural Resources Index
S&P Global Natural Resources Index | Average Annual Return, Percent		29.66%	11.32%	11.08%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		23.21%	17.97%	7.33%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		22.72%	17.43%	6.86%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		14.09%	14.52%	5.82%
CLASS C | Average Annual Return, Percent		28.40%	18.41%	7.13%
Class R6 | Average Annual Return, Percent		30.87%	19.80%	8.44%
ADVISOR CLASS | Average Annual Return, Percent		30.71%	19.61%	8.21%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN NATURAL RESOURCES FUND | CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s year-to-date return was 15.08%.
Bar Chart, Year to Date Return	15.08%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	35.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(51.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN CORE PLUS BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	7.40%
Worst Quarter:	2020, Q1	-9.59%

As of June 30, 2026, the Fund’s year-to-date return was 0.92%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN CORE PLUS BOND FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		3.16%	1.04%	2.70%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		1.27%	(0.72%)	1.06%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.83%	0.01%	1.34%
CLASS C | Average Annual Return, Percent		5.74%	1.41%	2.68%
CLASS R | Average Annual Return, Percent		6.97%	1.55%	2.82%
Class R6 | Average Annual Return, Percent		7.68%	2.21%	3.49%
ADVISOR CLASS | Average Annual Return, Percent		7.45%	2.07%	3.35%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN CORE PLUS BOND FUND | CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s year-to-date return was 0.92%.
Bar Chart, Year to Date Return	0.92%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020